UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	640,000,000	640,000,000
Ordinary shares, shares issued	55,338,480	55,145,839
Ordinary shares, shares outstanding	55,338,480	55,145,839
Treasury shares	1	1